CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 486,000,000		$ 153,000,000		$ 836,000,000	$ 279,000,000
EXPENSES
General and administrative	89,000,000		41,000,000		154,000,000	80,000,000
Total operating expenses	505,000,000		267,000,000		951,000,000	522,000,000
OTHER INCOME (EXPENSES)
Interest expense	(24,000,000)		$ (13,000,000)		(43,000,000)	(24,000,000)
Change in fair value of derivative warrant liabilities	(13,000,000)				(13,000,000)
TOTAL OTHER INCOME (EXPENSES)	$ 2,000,000				$ 2,000,000	$ 5,000,000
Weighted Average Number of Shares Outstanding, Basic	48,867,969				48,867,969
Weighted Average Number of Shares Outstanding, Diluted	444,320,221				444,320,221
Earnings Per Share, Basic	$ 0.44				$ 0.44
Earnings Per Share, Diluted					$ (0.21)
Apollo Strategic Growth Capital
Total revenue		$ 0		$ 0			$ 0	$ 0	$ 0
EXPENSES
Administrative fee - related party		50,001		50,647			200,650	46,669
General and administrative		1,441,567		4,592,167			12,663,776	536,614	1,853
Total operating expenses		1,491,568		4,642,814			12,864,426	583,283	1,853
OTHER INCOME (EXPENSES)
Investment income from Trust Account		321,889		141,517			371,004	175,533
Interest expense		(2,038)		(615)			(5,465)	(414)
Transaction costs allocable to warrant liability		(2,344,508)					0	(2,344,508)	0
Change in fair value of derivative warrant liabilities		(4,154,752)		24,785,058			18,698,777	(16,889,088)
TOTAL OTHER INCOME (EXPENSES)		(3,834,901)		24,925,960			19,064,316	(19,058,477)
Net (loss) income		$ (5,326,469)		$ 20,283,146			$ 6,199,890	$ (19,641,760)	$ (1,853)
Class A common stock | Apollo Strategic Growth Capital
OTHER INCOME (EXPENSES)
Weighted Average Number of Shares Outstanding, Basic		81,681,000		81,681,000			81,681,000	18,828,526
Weighted Average Number of Shares Outstanding, Diluted		81,681,000		81,681,000			81,681,000	18,828,526
Earnings Per Share, Basic		$ (0.05)		$ 0.20			$ 0.06	$ (0.52)
Earnings Per Share, Diluted		$ (0.05)		$ 0.20			$ 0.06	$ (0.52)
Class B common stock | Apollo Strategic Growth Capital
OTHER INCOME (EXPENSES)
Weighted Average Number of Shares Outstanding, Basic		20,420,250		20,420,250			20,420,250	18,983,377	18,750,000
Weighted Average Number of Shares Outstanding, Diluted		20,420,250		20,420,250			20,420,250	18,983,377	18,750,000
Earnings Per Share, Basic		$ (0.05)		$ 0.20			$ 0.06	$ (0.52)	$ 0.00
Earnings Per Share, Diluted		$ (0.05)		$ 0.20			$ 0.06	$ (0.52)	$ 0.00